Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%